CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue		¥ 8,751,259	¥ 5,772,948
Revenue	¥ 10,579,609
Cost of revenue	(4,244,398)	(3,234,680)	(2,077,979)
Gross profit	6,335,211	5,516,579	3,694,969
Selling and administrative expenses	(6,370,718)	(6,059,046)	(3,417,811)
Product development expenses	(611,113)	(565,702)	(457,367)
Other gains, net	181,114	31,576	70,981
Loss from operations	(465,506)	(1,076,593)	(109,228)
Interest income	125,875	93,025	41,651
Interest expense	(79,090)	(92,633)	(52,155)
Share of results of equity investees	(76,810)	(71,866)	(25,640)
Investment loss	(7,889)	(75,097)	(45,012)
Loss before tax	(503,420)	(1,223,164)	(190,384)
Income tax expense	(175,896)	(203,824)	(147,569)
Net loss	(679,316)	(1,426,988)	(337,953)
Net loss attributable to noncontrolling interests	(99,021)	(147,991)	(1,895)
Accretion to redeemable noncontrolling interests	28,057	332,117	205,287
Net loss attributable to Bitauto Holdings Limited	¥ (608,352)	¥ (1,611,114)	¥ (541,345)
Net loss per share/ADS attributable to ordinary shareholders
Basic	¥ (8.13)	¥ (23.01)	¥ (8.31)
Diluted	¥ (8.13)	¥ (23.16)	¥ (8.31)
Weighted average number of shares/ADSs
Basic	71,305,353	70,154,910	65,160,205
Diluted	71,305,353	70,154,910	65,160,205
Other comprehensive income/(loss)
Foreign currency exchange gains/(losses), net of tax of nil	¥ 153,894	¥ (353,747)	¥ 459,430
Total comprehensive income/(loss), net of tax	(525,422)	(1,780,735)	121,477
Total comprehensive loss attributable to noncontrolling interests	(78,293)	(227,693)	(1,692)
Accretion to redeemable noncontrolling interests	28,057	332,117	205,287
Total comprehensive loss attributable to Bitauto Holdings Limited	¥ (475,186)	¥ (1,885,159)	¥ (82,118)